Debt Securities - Summary of Repurchases of Own Debt Securities (Detail) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ARS ($)	Jan. 01, 2017 USD ($)	Jan. 01, 2017 ARS ($)
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		$ 19,446,028		$ 11,618,302		$ 12,717,145
Carrying amount		29,983,653		20,279,165		21,848,460
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	$ 250,000,000		$ 250,000,000		$ 250,000,000
Issuance of Own Debt Securities Class Three [member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		2,335		290
Carrying amount		36,437		6,863
Issuance of Own Debt Securities Class Five Series Two [member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		48,000
Carrying amount		47,178
Issuance of Own Debt Securities Class Thirty Five Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		51,500		15,500		17,500
Carrying amount		49,783		23,786		32,460
Issuance of Own Debt Securities Class Thirty Six Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		10,000		20,000		85,228
Carrying amount		10,546		31,372		159,460
Issuance of Own Debt Securities Class Thirty Seven [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		11,783
Carrying amount		184,535
Issuance of Own Debt Securities Class Thirty Eight [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		3,870		2,000
Carrying amount		4,135		3,040
Issuance of Own Debt Securities Class Thirty Nine [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		5,000
Carrying amount		5,351
Issuance of Own Debt Securities Class Forty [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		16,000
Carrying amount		17,504
Issuance of Own Debt Securities Class Forty One Series One [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		1,000
Carrying amount		936
Issuance of Own Debt Securities Class Forty One Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		19,000
Carrying amount		20,227
Issuance of Own Debt Securities Class Forty Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		50,000
Carrying amount		54,389
Issuance of Own Debt Securities Class Twenty Four Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		80,000		35,000		49,000
Carrying amount		82,947		55,333		94,683
Issuance of Own Debt Securities Class Twenty Five Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		9,000
Carrying amount		8,984
Issuance of Own Debt Securities Class Twenty Six Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		25,000		60,540
Carrying amount		27,027		94,889
Issuance of Own Debt Securities Class Twenty Seven Series One [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		36,761
Carrying amount		37,282
Issuance of Own Debt Securities Class Twenty Seven Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		5,488		2,871
Carrying amount		5,757		4,251
Issuance Of Own Debt Securities Class Twenty Eight Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		8,254		66,659		35,000
Carrying amount		8,501		106,851		22,463
Own debt securities repurchases [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Carrying amount		$ 601,519		353,952		1,576,080
Issuance Of Own Debt Securities Class Thirty Three Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value				13,231		3,184
Carrying amount				21,313		6,335
Issuance Of Own Debt Securities Class Thirty Four Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value				2,111		6,111
Carrying amount				3,270		11,286
Issuance Of Own Debt Securities Class Thirty Six Series One [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value				2,000		16,610
Carrying amount				$ 2,984		30,984
Issuance Of Own Debt Securities Class Seven [member] | Grupo Financiero Galicia SA [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value						3,000
Carrying amount						5,776
Issuance Of Own Debt Securities Class [member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value					7,865,000
Carrying amount						241,671
Issuance Of Own Debt Securities Class Thirteen [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value					$ 3,998,000
Carrying amount						40,031
Issuance Of Own Debt Securities Class Twenty Nine [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value						3,500
Carrying amount						6,729
Issuance Of Own Debt Securities Class Thirty [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value						65,900
Carrying amount						119,696
Issuance Of Own Debt Securities Class Thirty One [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value						20,730
Carrying amount						40,109
Issuance Of Own Debt Securities Class Thirty Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value						109,257
Carrying amount						211,429
Issuance Of Own Debt Securities Class Thirty Three Series One [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value						14,000
Carrying amount						27,250
Issuance Of Own Debt Securities Class Thirty Four Series One [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value						20,000
Carrying amount						36,717
Issuance Of Own Debt Securities Class Nineteen Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value						65,500
Carrying amount						123,871
Issuance Of Own Debt Securities Class Twenty One [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value						31,383
Carrying amount						60,648
Issuance Of Own Debt Securities Class Twenty Three [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value						79,243
Carrying amount						148,408
Issuance Of Own Debt Securities Class Twenty Five [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value						52,000
Carrying amount						99,338
Issuance Of Own Debt Securities Class One [member] | Tarjeta del Mar S.A.[member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value						30,259
Carrying amount						$ 56,736